Share-based awards - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 43.43	$ 36.84
Assumptions:
Expected volatility	30.00%	30.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	2.55%	2.73%
Expected life	5 years	5 years